Stockholders’ equity	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Stockholders’ equity	Stockholders’ equity
The accounting policies on treasury shares and capital compensation are presented in Notes 2c XVI, 2c XVII.
a) Capital
In a meeting held on February 5, 2025, the Board of directors approved the increase in the subscribed and paid up capital in the amount of R$ 33,334, through capitalization of amounts recorded in Profit reserves - Statutory reserve, with a 10% bonus in shares. The bonus shares were issued and started to be traded as from March 20, 2025. Consequently, capital was increased by 980,413,535 shares.
In a meeting held on November 27, 2025, the Board of directors approved cancellations of 78,850,638 of preferred shares of own issue and shares held in treasury, with no change in capital, upon capitalization of amounts recorded in Profit Reserves - Statutory Reserve.
In a meeting held on December 18, 2025, the Board of directors approved the increase in the subscribed and paid up capital in the amount of R$ 12,847, through capitalization of amounts recorded in Profit reserves - Statutory reserve, with a 3% bonus in shares. The bonus shares were issued and started to be traded as from December 30, 2025. Consequently, capital was increased by 321,170,947 shares.
Capital is represented by 11,026,869,192 book-entry shares with no par value, of which 5,617,742,977 are common shares and 5,409,126,215 are preferred shares with no voting rights, but with tag-along rights in a public offering of shares, in a possible transfer of control, assuring them a price equal to 80% (eighty per cent) of the amount paid per voting share in the controlling block, and a dividend at least equal to that of the common shares.
The breakdown and change in shares of paid-in capital in the beginning and end of the period are shown below:

		12/31/2025
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2024	4,918,480,340	1,325,492,746	6,243,973,086	57,783
Residents abroad	12/31/2024	39,810,019	3,520,352,243	3,560,162,262	32,946
Shares of capital stock	12/31/2024	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Bonus shares - Outstanding as from 03/20/2025		495,829,036	484,584,499	980,413,535
(-) Cancellation of Shares - Meeting of the Board of Directors at 11/27/2025		-	(78,850,638)	(78,850,638)
Bonus shares - Outstanding as from 12/30/2025		163,623,582	157,547,365	321,170,947
Shares of capital stock	12/31/2025	5,617,742,977	5,409,126,215	11,026,869,192	136,910
Residents in Brazil	12/31/2025	5,567,132,399	1,333,956,149	6,901,088,548	85,684
Residents abroad	12/31/2025	50,610,578	4,075,170,066	4,125,780,644	51,226
Treasury shares (1)	12/31/2024	-	28,030,833	28,030,833	(909)
Acquisition of treasury shares		-	81,312,040	81,312,040	(3,085)
(-) Cancellation of Shares - Meeting of the Board of Directors at 11/27/2025		-	(78,850,638)	(78,850,638)	3,000
Result from delivery of treasury shares		-	(30,244,329)	(30,244,329)	981
Bonus shares - Treasury as from 03/20/2025		-	86,718	86,718
Bonus shares - Treasury as from 12/30/2025		-	10,038	10,038
Treasury shares (1)	12/31/2025	-	344,662	344,662	(13)
Number of total shares at the end of the period (2)	12/31/2025	5,617,742,977	5,408,781,553	11,026,524,530
Number of total shares at the end of the period (2)	12/31/2024	4,958,290,359	4,817,814,156	9,776,104,515

		12/31/2024
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2023	4,923,277,339	1,508,035,689	6,431,313,028	59,516
Residents abroad	12/31/2023	35,013,020	3,337,809,300	3,372,822,320	31,213
Shares of capital stock	12/31/2023	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2024	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2024	4,918,480,340	1,325,492,746	6,243,973,086	57,783
Residents abroad	12/31/2024	39,810,019	3,520,352,243	3,560,162,262	32,946
Treasury shares (1)	12/31/2023	-	436,671	436,671	(11)
Acquisition of treasury shares		-	54,000,000	54,000,000	(1,775)
Result from delivery of treasury shares		-	(26,405,838)	(26,405,838)	877
Treasury shares (1)	12/31/2024	-	28,030,833	28,030,833	(909)
Number of total shares at the end of the period (2)	12/31/2024	4,958,290,359	4,817,814,156	9,776,104,515
Number of total shares at the end of the period (2)	12/31/2023	4,958,290,359	4,845,408,318	9,803,698,677
1) Own shares, purchased based on authorization of the Board of directors, to be held in Treasury, for subsequent cancellation or replacement in the market.
2) Shares representing total capital stock net of treasury shares.

We detail below the cost of shares purchased in the period, as well the average cost of treasury shares and their market price:

Cost / market value	12/31/2025		12/31/2024
	Common	Preferred	Common	Preferred
Minimum	-	32.81	-	31.42
Weighted average	-	37.91	-	32.83
Maximum	-	41.36	-	33.66
Treasury shares
Average cost	-	36.94	-	32.43
Market value on the last day of the base date	36.35	39.23	26.90	30.73
b) Dividends
Shareholders are entitled to a mandatory minimum dividend in each fiscal year, corresponding to 25% of adjusted net income, as set forth in the Bylaws. Common and preferred shares participate equally in income distributed, after common shares have received dividends equal to the minimum annual priority dividend payable to preferred shares (R$ 0.022 non-cumulative per share).
ITAÚ UNIBANCO HOLDING monthly advances the mandatory minimum dividend, using the share position of the last day of the previous month as the calculation basis, and the payment made on the first business day of the subsequent month in the amount of R$ 0.015 per share.
I - Calculation of dividends and interest on capital

	12/31/2025	12/31/2024
Statutory net income	45,659	37,318
Adjustments:
(-) Legal reserve - 5%	(2,283)	(1,406)
Dividend calculation basis	43,376	35,912
Minimum mandatory dividend - 25%	10,844	8,978
Dividends and interest on capital paid / accrued / identified	31,647	25,724

II - Stockholders' compensation

	12/31/2025
	Value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		29,556	(1,434)	28,122
Interest on capital - 11 monthly installments paid from February to December 2025	0.0150	2,038	(307)	1,731
Interest on capital - paid on 08/29/2025	0.5929	7,518	(1,127)	6,391
Dividends - paid on 12/19/2025	1.8682	20,000	-	20,000
Accrued (Recorded in Other liabilities - Social and statutory)		4,148	(623)	3,525
Interest on capital - 1 monthly installment paid on 01/02/2026	0.0150	190	(29)	161
Interest on capital - credited on 11/27/2025 to be paid until 04/30/2026	0.3143	3,958	(594)	3,364
Total - 01/01 to 12/31/2025		33,704	(2,057)	31,647

	12/31/2024
	Value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		6,729	(1,009)	5,720
Interest on capital - 11 monthly installments paid from February to December 2024	0.0150	1,901	(285)	1,616
lnterest on capital - paid on 08/30/2024	0.2055	2,370	(356)	2,014
lnterest on capital - paid on 08/30/2024	0.2134	2,458	(368)	2,090
Accrued (Recorded in Other liabilities - Social and statutory)		5,886	(882)	5,004
Interest on capital - 1 monthly installment paid on 01/02/2025	0.0150	173	(26)	147
Interest on capital - credited on 08/29/2024 to be paid until 04/30/2025	0.2320	2,673	(400)	2,273
Interest on capital - credited on 11/28/2024 to be paid on 04/30/2025	0.2640	3,040	(456)	2,584
Identified in Profit Reserves in Stockholders' Equity		15,489	(489)	15,000
Interest on capital	0.2834	3,260	(489)	2,771
Dividends	1.2509	12,229	-	12,229
Total - 01/01 to 12/31/2024		28,104	(2,380)	25,724

	12/31/2023
	Value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		7,079	(1,061)	6,018
Interest on capital - 11 monthly installments paid from February to December 2023	0.0150	1,902	(285)	1,617
Interest on capital - paid on 08/25/2023	0.2227	2,567	(385)	2,182
Interest on capital - paid on 08/25/2023	0.2264	2,610	(391)	2,219
Accrued (Recorded in Other liabilities - Social and statutory)		5,236	(786)	4,450
Interest on capital - 1 monthly installment paid on 01/02/2024	0.0150	173	(26)	147
Interest on capital - credited on 09/06/2023 to be paid until 04/30/2024	0.2289	2,639	(396)	2,243
Interest on capital - credited on 11/24/2023 to be paid until 04/30/2024	0.2102	2,424	(364)	2,060
Identified in Profit Reserves In Stockholders' Equit		11,000	-	11,000
Dividends	1.1251	11,000	-	11,000
Total - 01/01 to 12/31/2023		23,315	(1,847)	21,468
c) Capital reserves and profit reserves

	12/31/2025	12/31/2024
Capital reserves	2,876	2,732
Premium on subscription of shares	284	284
Share-based payment	2,588	2,444
Reserves from tax incentives, restatement of equity securities and other	4	4
Profit reserves (1)	67,711	121,428
Legal (2)	20,429	18,146
Statutory (3)	47,282	87,793
Special revenue (4)	-	15,489
Total reserves at parent company	70,587	124,160
1) Possible surplus of Profit reserves in relation to the Capital will be distributed or capitalized as required by the following annual general stockholders' meeting/extraordinary general stockholders' meeting.
2) Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
3) Its main purpose is to ensure the yield flow to shareholders.
4) Refers to Dividends declared after 12/31/2024.

Statutory reserves include R$ (814), which refers to net income remaining after the distribution of dividends and appropriations to statutory reserves in the statutory accounts of ITAÚ UNIBANCO HOLDING.
d) Non-controlling interests

	Stockholders’ equity		Income
	12/31/2025	12/31/2024	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Banco Itaú Chile	8,337	8,009	608	627	598
Itaú Colombia S.A.	22	21	-	-	-
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	715	706	169	174	147
Luizacred S.A. Soc. Cred. Financiamento Investimento	1,103	976	126	148	(49)
Other	398	482	89	94	76
Total	10,575	10,194	992	1,043	772